Goodwill (Tables)	12 Months Ended
Mar. 31, 2013
Movement in Carrying Value of Goodwill

The following table presents the movement in carrying value of goodwill:

	As of March 31,
	2012		2013
	(In millions)
Beginning balance	Rs.	6,361	Rs.	29,430	US$	540
Additions during the year		22,163		—		—
Foreign currency translation adjustment		906		(2,280)		(42)

Ending balance	Rs.	29,430	Rs.	27,150	US$	498

Goodwill in Respect of Reporting Units and Segments

The Company’s goodwill is in respect of the following reporting units and segments:

Reporting Unit	As of March 31,
	2012		2013
	(In millions)
International Voice	Rs.	4,178	Rs.	4,459	US$	82
Global Data and Managed Services India		2,116		2,116		39
Content Delivery Network		668		713		13
South Africa Operations		22,468		19,862		364

Total	Rs.	29,430	Rs.	27,150	US$	498